[AIM LOGO APPEARS HERE]


LETTER TO OUR

SHAREHOLDERS

January 31, 1996



                              Dear Shareholder:

                              In a favorable environment in the financial
                              markets, Limited Maturity Treasury Portfolio
              [PHOTO OF       Institutional Shares produced a total return
           Charles T. Bauer   of 3.99%, including re-invested distributions,
             Chairman of      during the six-month reporting period ended
              the Board       January 31, 1996. Net assets under management
             of the Fund      grew from $129.5 million to $145.9 million.
            APPEARS HERE]        In keeping with its clearly defined investment
                              strategy, the portfolio purchased mainly
            two-year U.S. Treasury notes, held them until they had one year to maturity, then sold them and reinvested the proceeds in more two-year Treasuries. This strategy seeks to provide competitive monthly income from the coupon-bearing securities and low share price volatility because of the portfolio's short 1.4-year duration. Duration is a widely used measure of a bond fund's reaction to changes in interest rates; the shorter a fund's duration, the lower its volatility.
               As of January 31, 1996, the 30-day SEC yield for Limited Maturity
            Treasury Portfolio Institutional Shares was 4.95%; the 30-day distribution rate was 5.69%. The 30-day SEC yield is calculated on the basis of a 30-day period according to the SEC formula. The formula is based upon the portfolio's potential earnings from dividends, interest and yield-to-maturity or yield-to-call of its holdings, net of all expenses and expressed on an annualized basis. The annualized 30-day distribution rate reflects the Fund's most recent monthly dividend distribution multiplied by 12 and divided by the most recent month-end net asset value.
               Net asset value of a share as of January 31, 1996, was $10.12.
            Net asset value per share fluctuated between a low of $9.99 and a high of $10.12 during the six months covered by this report. Since the Fund's inception in 1987, the rolling 12-month net asset value of a share has never deviated more than 1.71%.
               Your Fund continued to earn Standard & Poor's Corporation's highest possible credit-quality rating of AAAf. This rating is based on an annual analysis of the portfolio's credit quality, composition, and management, and a weekly portfolio review. Funds are rated from highest quality (AAA) to lowest credit quality (CCC) by Standard & Poor's Corporation, an independent organization that monitors the credit quality of bonds and other financial instruments, including mutual funds.
               The portfolio produced this excellent performance in a period of continued boom in fixed-income markets, changing economic performance, and anticipation of declining interest rates. The benchmark short-term Federal Funds rate remained at 5.75% from July until December, partly because economic activity appeared moderate and partly because the Federal Reserve refrained from monetary action while negotiations over a balanced federal government budget were under way.
               However, signs of economic weakness began to emerge late in 1995, and at its December meeting, the Federal Reserve Board lowered the Federal Funds rate to 5.50%. Further reports of disappointing economic performance led the Federal Reserve Board to lower the Federal Funds rate by another 0.25% at the end of January 1996.
               As the reporting period closed, the prognosis for the near term was for slow to moderate economic growth with low inflation. Such economic conditions could put downward pressure on interest rates, and many believe further rate cuts necessary. Because of its laddered maturity structure, Limited Maturity Treasury Portfolio Institutional Shares is well positioned for possible interest rate changes.
               We are pleased to send you this report on your Fund. As always, we are ready to respond to your questions or comments about this report. Please call one of our representatives at 800-659-1005.


            Respectfully submitted,


            /s/ CHARLES T. BAUER

            Charles T. Bauer
            Chairman


-----------------------------------------------------------------------------
Government securities, such as U.S. Treasury bills and bonds, offer a high degree of safety and are guaranteed as to the timely payment of principal and interest. Fund shares are not insured and their value and yield will vary with market conditions.
-----------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

January 31, 1996
(Unaudited)

                                                                PRINCIPAL
                                                                 AMOUNT         MARKET
                                                    MATURITY     (000s)         VALUE
U.S. TREASURY SECURITIES

U.S. TREASURY NOTES-97.83%

6.875%                                              02/28/97    $ 37,705     $ 38,466,641
-----------------------------------------------------------------------------------------
6.625%                                              03/31/97      37,455       38,168,518
-----------------------------------------------------------------------------------------
6.50%                                               04/30/97      37,780       38,493,664
-----------------------------------------------------------------------------------------
6.125%                                              05/31/97      37,640       38,212,504
-----------------------------------------------------------------------------------------
5.625%                                              06/30/97      38,240       38,612,075
-----------------------------------------------------------------------------------------
5.875%                                              07/31/97      38,475       39,006,340
-----------------------------------------------------------------------------------------
6.00%                                               08/31/97      38,575       39,191,043
-----------------------------------------------------------------------------------------
5.75%                                               09/30/97      37,925       38,420,680
-----------------------------------------------------------------------------------------
5.625%                                              10/31/97      37,475       37,905,213
-----------------------------------------------------------------------------------------
5.375%                                              11/30/97      38,300       38,592,229
-----------------------------------------------------------------------------------------
5.25%                                               12/31/97      37,800       38,028,690
-----------------------------------------------------------------------------------------
5.00%                                               01/31/98      37,500       37,561,875
-----------------------------------------------------------------------------------------
         Total U.S. Treasury Securities                                       460,659,472
-----------------------------------------------------------------------------------------
         TOTAL INVESTMENTS -- 97.83%                                          460,659,472
-----------------------------------------------------------------------------------------
         OTHER ASSETS LESS LIABILITIES -- 2.17%                                10,233,192
-----------------------------------------------------------------------------------------
         NET ASSETS -- 100.00%                                               $470,892,664
=========================================================================================

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

January 31, 1996
(Unaudited)

ASSETS:

Investments, at market value (cost $455,148,847)                                 $460,659,472
---------------------------------------------------------------------------------------------
Cash                                                                                   20,433
---------------------------------------------------------------------------------------------
Receivables for:
  Fund shares sold                                                                  6,897,680
---------------------------------------------------------------------------------------------
  Interest                                                                          5,925,179
---------------------------------------------------------------------------------------------
Investment in deferred compensation plan                                                2,758
---------------------------------------------------------------------------------------------
Other assets                                                                          162,061
---------------------------------------------------------------------------------------------
    Total assets                                                                  473,667,583
---------------------------------------------------------------------------------------------

LIABILITIES:

Payables for:
  Fund shares reacquired                                                            1,554,589
---------------------------------------------------------------------------------------------
  Dividends                                                                         1,033,830
---------------------------------------------------------------------------------------------
  Deferred compensation                                                                 2,758
---------------------------------------------------------------------------------------------
Accrued advisory fees                                                                  80,090
---------------------------------------------------------------------------------------------
Accrued distribution fees                                                              40,336
---------------------------------------------------------------------------------------------
Accrued transfer agent fees                                                            32,702
---------------------------------------------------------------------------------------------
Accrued operating expenses                                                             30,614
---------------------------------------------------------------------------------------------
    Total liabilities                                                               2,774,919
---------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING                                      $470,892,664
=============================================================================================

                                                 INSTITUTIONAL       AIM
                                                    SHARES          SHARES           FUND
NET ASSETS:                                      $145,917,162    $324,975,502    $470,892,664
=============================================================================================
Shares outstanding, $0.01 par value per share      14,417,348      32,109,210      46,526,558
=============================================================================================
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE                                         $10.12
=============================================================================================
OFFERING PRICE PER SHARE:
  (Net asset value of $10.12 divided by 99.00%)*                                       $10.22
=============================================================================================

* There is no sales charge or 12b-1 fee on sales of Institutional Shares.

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the six months ended January 31, 1996
(Unaudited)

                                               INSTITUTIONAL         AIM
                                                  SHARES           SHARES            FUND
INVESTMENT INCOME:

Interest                                        $ 4,332,914      $  9,454,973     $ 13,787,887
----------------------------------------------------------------------------------------------

EXPENSES:

Advisory fees                                       137,704           301,086          438,790
----------------------------------------------------------------------------------------------
Administrative service fees                           9,025            19,852           28,877
----------------------------------------------------------------------------------------------
Custodian fees                                       12,512            11,790           24,302
----------------------------------------------------------------------------------------------
Transfer agent fees                                   4,926           118,379          123,305
----------------------------------------------------------------------------------------------
Trustees' fees and expenses                           1,493             3,387            4,880
----------------------------------------------------------------------------------------------
Distribution fees                                        --           225,814          225,814
----------------------------------------------------------------------------------------------
Other                                                29,693           122,399          152,092
----------------------------------------------------------------------------------------------
       Total expenses                               195,353           802,707          998,060
----------------------------------------------------------------------------------------------
Net investment income                           $ 4,137,561      $  8,652,266       12,789,827
----------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:

Realized gain on sales of investment securities                                      2,658,303
----------------------------------------------------------------------------------------------
Unrealized appreciation of investment securities                                     1,498,997
----------------------------------------------------------------------------------------------
       Net gain on investment securities                                             4,157,300
----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                              $ 16,947,127
==============================================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended January 31, 1996 and the year ended July 31, 1995
(Unaudited)

                                                           JANUARY 31,       JULY 31,
                                                               1996            1995
OPERATIONS:

  Net investment income                                    $ 12,789,827    $ 22,353,697
---------------------------------------------------------------------------------------
  Net realized gain (loss) on sales of investment
    securities                                                2,658,303      (7,239,070)
---------------------------------------------------------------------------------------
  Net unrealized appreciation of investment securities        1,498,997       9,384,912
---------------------------------------------------------------------------------------
    Net increase in net assets resulting from operations     16,947,127      24,499,539
---------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:

  Institutional Shares                                       (4,137,561)     (7,065,914)
---------------------------------------------------------------------------------------
  AIM Shares                                                 (8,652,266)    (15,287,783)
---------------------------------------------------------------------------------------

SHARE TRANSACTIONS-NET:

  Institutional Shares                                       15,082,702      (6,229,532)
---------------------------------------------------------------------------------------
  AIM Shares                                                 47,642,288     (56,819,839)
---------------------------------------------------------------------------------------
    Net increase (decrease) in net assets                    66,882,290     (60,903,529)
---------------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                       404,010,374     464,913,903
---------------------------------------------------------------------------------------
  End of period                                            $470,892,664    $404,010,374
=======================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                            $472,749,896    $410,024,906
---------------------------------------------------------------------------------------
  Undistributed realized gain (loss) on sales of
    investment securities                                    (7,367,857)    (10,026,160)
---------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities            5,510,625       4,011,628
---------------------------------------------------------------------------------------
                                                           $470,892,664    $404,010,374
=======================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

January 31, 1996
(Unaudited)

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Investment Securities Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust is organized as a Delaware business trust consisting of one portfolio, the Limited Maturity Treasury Portfolio (the "Fund"). The investment objective of the Fund is to seek liquidity with minimum fluctuation in principal value and, consistent with this investment objective, the highest total return achievable. The Fund currently offers two different classes of shares: the AIM Limited Maturity Treasury Shares (the "AIM Shares") and the Institutional Shares. Matters affecting each class are voted on exclusively by such shareholders.
   The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of these financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. Security Valuations--Debt obligations that are issued or guaranteed by the U.S. Treasury are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by the pricing service are valued at the mean between last bid and asked prices based upon quotes furnished by independent sources. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Securities with a remaining maturity of 60 days or less are valued at amortized cost which approximates market value.

B. Securities Transactions and Investment Income--Securities transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of discounts on investments, is earned from settlement date and is recorded on the accrual basis. It is the policy of the Fund not to amortize bond premiums for financial reporting purposes. Interest income is allocated to each class daily, based upon each class' pro-rata share of the total shares of the Fund outstanding. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. Dividends and Distributions to Shareholders--It is the policy of the Fund to declare daily dividends from net investment income. Such dividends are paid monthly. Net realized short-term capital gains, if any, are distributed quarterly. Net realized long-term capital gains, if any, are distributed annually.

D. Federal Income Taxes--The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. The Fund has a capital loss carryforward (which may be carried forward to offset future taxable capital gains, if any) of $5,819,679, which expires, if not previously utilized, in the year 2003.

E. Expenses--Operating expenses directly attributable to a class of shares are charged to that class' operations. Expenses which are applicable to more than one class, e.g., advisory fees, are allocated between them.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM") with respect to the Fund. Under the terms of the master investment advisory agreement, the Fund pays AIM an advisory fee at the annual rate of 0.20% of the first $500 million of the Fund's average daily net assets plus 0.175% of the Fund's average daily net assets in excess of $500 million. This agreement requires AIM to reduce its fee or, if necessary, make payments to the extent required to satisfy any expense limitations imposed by the securities laws or regulations thereunder of any state in which the Fund shares are qualified for sale.
   The Fund, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain administrative costs incurred in providing accounting services to the Fund. During the six months ended
January 31, 1996, the Fund reimbursed AIM $28,877 for such services.
   The Fund, pursuant to a transfer agent and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the AIM shares. During the six months ended January 31, 1996, AFS was paid $75,075 for such services. During the six months ended January 31, 1996, the Fund paid A I M Institutional Fund Services, Inc. ("AIFS") $4,820 pursuant to a transfer agency and shareholder services agreement with respect to the Institutional Shares.
   The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the AIM Shares and a master distribution agreement with Fund Management Company ("FMC") to serve as the distributor for the Institutional Shares. The Trust has adopted a Plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan") with respect to the AIM Shares. The Fund pays AIM Distributors compensation at an annual rate of 0.15% of the average net assets attributable to the AIM Shares. The Plan is designed to compensate AIM Distributors for certain promotional and other sales related costs and provides periodic payments to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own AIM Shares of the Fund. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Fund. During the six months ended January 31, 1996, the AIM Shares paid AIM Distributors $225,814 as compensation under the Plan.
   AIM Distributors received commissions of $95,700 during the six months ended January 31, 1996 from sales of AIM Shares. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, proceeds from sales of AIM shares. Certain officers and trustees of the Trust are officers and directors of AIM, AIM Distributors, FMC, AFS and AIFS.
   During the six months ended January 31, 1996, the Fund paid legal fees of $2,764 for services rendered by Kramer, Levin, Naftalis, Nessen, Kamin & Frankel as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3-BANK BORROWINGS

The Fund has a $6,700,000 committed line of credit with a financial institution syndicate with Chemical Bank of New York as the administrative agent. Interest on borrowings under the line of credit is payable on maturity or prepayment date. During the six months ended January 31, 1996, the Fund did not borrow under the line of credit agreement. The Fund is charged a commitment fee, payable quarterly, at the rate of 1/10 of 1% per annum on the unused balance of the Fund's committed line.

NOTE 4-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended January 31, 1996 was $304,570,432 and $246,324,185, respectively.
   The amount of unrealized appreciation (depreciation) of investment securities on a tax basis as of January 31, 1996 is as follows:

Aggregate unrealized appreciation of investment securities         $ 5,504,569
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                --
------------------------------------------------------------------------------
Net unrealized appreciation of investment securities               $ 5,504,569
==============================================================================

Cost of investments for tax purposes is $455,154,903.

NOTE 5-TRUSTEES' FEES

Trustees' fees represent remuneration paid or accrued to each trustee who is not an "interested person" of AIM. The Trust may invest trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 6-SHARE INFORMATION

Changes in the Institutional Shares outstanding during the six months ended January 31, 1996 and the year ended July 31, 1995 were as follows:

                                   JANUARY 31, 1996                 JULY 31, 1995
                             ----------------------------    ----------------------------
                               SHARES          AMOUNT          SHARES          AMOUNT
                             -----------    -------------    -----------    -------------
Sold                           3,326,757    $  33,503,262      1,443,720    $  14,412,733
---------------------------------------------------------    ----------------------------
Issued as reinvestment of
  dividends                       66,552          669,682        113,174        1,124,015
---------------------------------------------------------    ----------------------------
Reacquired                    (1,891,870)     (19,090,242)    (2,194,873)     (21,766,280)
---------------------------------------------------------    ----------------------------
                               1,501,439    $  15,082,702       (637,979)   $  (6,229,532)
=========================================================    ============================

NOTE 7-FINANCIAL HIGHLIGHTS

Shown below are the condensed financial highlights for a share of Institutional Shares outstanding during the six months ended January 31, 1996, the year ended July 31, 1995, the eleven months ended July 31, 1994, each of the years in the six-year period ended August 31, 1993 and the period July 13, 1987 (date operations commenced) through August 31, 1987.

                                                                        JULY 31,                     AUGUST 31,
                                                JANUARY 31,    --------------------------    --------------------------
                                                   1996           1995           1994           1993           1992
                                                -----------    -----------    -----------    -----------    -----------
Net asset value, beginning of period             $   10.03      $     9.96     $    10.24     $    10.21     $    10.01
-----------------------------------------------  ---------      ----------     ----------     ----------     ----------
Income from investment operations:
 Net investment income                                0.31            0.57           0.37           0.44           0.60
-----------------------------------------------  ---------      ----------     ----------     ----------     ----------
 Net gains (losses) on securities (both
   realized and unrealized)                           0.09            0.07          (0.20)          0.05           0.29
-----------------------------------------------  ---------      ----------     ----------     ----------     ----------
   Total from investment operations                   0.40            0.64           0.17           0.49           0.89
-----------------------------------------------  ---------      ----------     ----------     ----------     ----------
Less distributions:
 Dividends from net investment income                (0.31)          (0.57)         (0.37)         (0.44)         (0.60)
-----------------------------------------------  ---------      ----------     ----------     ----------     ----------
 Distributions from net realized capital gains          --              --          (0.08)         (0.02)         (0.09)
-----------------------------------------------  ---------      ----------     ----------     ----------     ----------
   Total distributions                               (0.31)          (0.57)         (0.45)         (0.46)         (0.69)
-----------------------------------------------  ---------      ----------     ----------     ----------     ----------
Net asset value, end of period                   $   10.12      $    10.03     $     9.96     $    10.24     $    10.21
===============================================  =========      ==========     ==========     ==========     ==========
Total return(a)                                      3.99%           6.61%          1.72%          4.88%          9.14%
===============================================  =========      ==========     ==========     ==========     ==========
Ratios/supplemental data:
Net assets, end of period (000s omitted)         $ 145,917      $  129,530     $  134,971     $  130,690     $   89,352
===============================================  =========      ==========     ==========     ==========     ==========
Ratio of expenses to average net assets              0.28%(b)        0.28%          0.25%(c)       0.24%          0.28%
===============================================  =========      ==========     ==========     ==========     ==========
Ratio of net investment income to average net
 assets                                              6.01%(b)        5.70%          3.98%(c)       4.30%          5.76%
===============================================  =========      ==========     ==========     ==========     ==========
Portfolio turnover rate                             56.15%         120.01%        120.40%        122.99%        119.62%
===============================================  =========      ==========     ==========     ==========     ==========
Borrowings for the period:
 Amount of debt outstanding at end of period
   (000s omitted)                                       --              --             --             --             --
-----------------------------------------------  ---------      ----------     ----------     ----------     ----------
 Average amount of debt outstanding during the
   period (000s omitted)(g)                             --              --             --             --             --
-----------------------------------------------  ---------      ----------     ----------     ----------     ----------
 Average number of shares outstanding during
   the period (000s omitted)(g)                     13,544          12,540         16,864          9,785          6,097
-----------------------------------------------  ---------      ----------     ----------     ----------     ----------
 Average amount of debt per share during the
   period                                               --              --             --             --             --
-----------------------------------------------  ---------      ----------     ----------     ----------     ----------

                                                                                AUGUST 31,
                                                 -----------------------------------------------------------------------
                                                    1991           1990           1989           1988           1987
                                                 -----------    -----------    -----------    -----------    -----------
Net asset value, beginning of period              $     9.79     $     9.78      $    9.80     $     9.92      $   10.00
-----------------------------------------------   ----------     ----------      ---------     ----------      ---------
Income from investment operations:
 Net investment income                                  0.73           0.79           0.85           0.73           0.09
-----------------------------------------------   ----------     ----------      ---------     ----------      ---------
 Net gains (losses) on securities (both
   realized and unrealized)                             0.22           0.01          (0.02)         (0.12)         (0.08)
-----------------------------------------------   ----------     ----------      ---------     ----------      ---------
   Total from investment operations                     0.95           0.80           0.83           0.61           0.01
-----------------------------------------------   ----------     ----------      ---------     ----------      ---------
Less distributions:
 Dividends from net investment income                  (0.73)         (0.79)         (0.85)         (0.83)         (0.09)
-----------------------------------------------   ----------     ----------      ---------     ----------      ---------
 Distributions from net realized capital gains            --             --             --             --             --
-----------------------------------------------   ----------     ----------      ---------     ----------      ---------
   Total distributions                                 (0.73)         (0.79)         (0.85)         (0.73)         (0.09)
-----------------------------------------------   ----------     ----------      ---------     ----------      ---------
Net asset value, end of period                    $    10.01     $     9.79      $    9.78     $     9.80      $    9.92
===============================================   ==========     ==========      =========     ==========      =========
Total return(a)                                       10.08%          8.52%          8.87%          6.34%          0.14%
===============================================   ==========     ==========      =========     ==========      =========
Ratios/supplemental data:
Net assets, end of period (000s omitted)          $   25,528     $   10,378      $  16,065     $   35,310      $   4,202
===============================================   ==========     ==========      =========     ==========      =========
Ratio of expenses to average net assets                0.41%(d)       0.31%(e)       0.31%(f)       0.31%(f)       0.25%(c)(f)
===============================================   ==========     ==========      =========     ==========      =========
Ratio of net investment income to average net
 assets                                                7.36%(d)       8.12%(e)       8.69%(f)       7.46%(f)       6.98%(c)(f)
===============================================   ==========     ==========      =========     ==========      =========
Portfolio turnover rate                              214.74%        192.46%        219.53%        140.83%         28.29%
===============================================   ==========     ==========      =========     ==========      =========
Borrowings for the period:
 Amount of debt outstanding at end of period
   (000s omitted)                                         --             --      $   2,257         10,892             --
-----------------------------------------------   ----------     ----------      ---------     ----------      ---------
 Average amount of debt outstanding during the
   period (000s omitted)(g)                               --     $      834      $   3,562     $    3,754
-----------------------------------------------   ----------     ----------      ---------     ----------      ---------
 Average number of shares outstanding during
   the period (000s omitted)(g)                        1,477          1,208          1,817          2,118            390
-----------------------------------------------   ----------     ----------      ---------     ----------      ---------
 Average amount of debt per share during the
   period                                                 --     $     0.69      $    1.96     $     1.69             --
-----------------------------------------------   ----------     ----------      ---------     ----------      ---------

(a) For periods less than one year, the total return is not annualized.
(b) Ratios are annualized and based on average net assets of $136,581,665.
(c) Annualized.
(d) After expense reimbursements.
(e) After waiver of advisory fees and expense reimbursements.
(f)  After waiver of advisory fees.
(g)  Averages computed on a daily basis.

                      This page intentionally left blank.

                              TRUSTEES

Charles T. Bauer                                    John F. Kroeger
Bruce L. Crockett                                  Lewis F. Pennock                           AIM INVESTMENT
Owen Daly II                                        Ian W. Robinson                           SECURITIES FUNDS
Carl Frischling                                      Louis S. Sklar
Robert H. Graham

                              OFFICERS

Charles T. Bauer                                           Chairman
Robert H. Graham                                          President
John J. Arthur                       Sr. Vice President & Treasurer
Gary T. Crum                                     Sr. Vice President
Carol F. Relihan                         Vice President & Secretary                           LIMITED MATURITY
Melville B. Cox                                      Vice President                           TREASURY PORTFOLIO
Karen Dunn Kelley                                    Vice President                           --------------------------------
Dana R. Sutton                 Vice President & Assistant Treasurer                           INSTITUTIONAL              SEMI-
P. Michelle Grace                               Assistant Secretary                           SHARES                    ANNUAL
David L. Kite                                   Assistant Secretary                                                     REPORT
Nancy L. Martin                                 Assistant Secretary
Ofelia M. Mayo                                  Assistant Secretary
Kathleen J. Pflueger                            Assistant Secretary
Samuel D. Sirko                                 Assistant Secretary
Stephen I. Winer                                Assistant Secretary
Mary J. Benson                                  Assistant Treasurer
                                                                                                              January 31, 1996
                       INVESTMENT ADVISOR
                      A I M Advisors, Inc.
                 11 Greenway Plaza, Suite 1919
                       Houston, TX 77046
                          800-347-1919

                          DISTRIBUTOR
                    Fund Management Company
                 11 Greenway Plaza, Suite 1919
                       Houston, TX 77046
                          800-659-1005

                           CUSTODIAN
                      The Bank of New York
                110 Washington Street, 8th Floor
                       New York, NY 10286

                     LEGAL COUNSEL TO FUND
               Ballard Spahr Andrews & Ingersoll
                       1735 Market Street
                  Philadelphia, PA 19103-7599

                   LEGAL COUNSEL TO TRUSTEES
        Kramer, Levin, Naftalis, Nessen, Kamin & Frankel
                        919 Third Avenue
                       New York, NY 10022

                         TRANSFER AGENT
            A I M Institutional Fund Services, Inc.
                 11 Greenway Plaza, Suite 1919
                       Houston, TX 77046

This report may be distributed only to current shareholders or                                  [LOGO APPEARS HERE]
    to persons who have received a current Fund prospectus.                                   Fund Management Company [sm]
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